Intangible assets, net	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

6	Intangible assets, net

Intangible assets are analyzed as follows:

Amount
$ in thousands
Cost at March 31, 2020	5,566
Addition	—
Effect of exchange rate	468
Cost at March 31, 2021	6,034
Addition	—
Effect of exchange rate	253
Cost at March 31, 2022	6,287

Accumulated Amortization at March 31, 2020	(3,636)
Amortization	(269)
Effect of exchange rate	(316)
Accumulated Amortization at March 31, 2021	(4,221)
Amortization	(285)
Effect of exchange rate	(181)
Accumulated Amortization at March 31, 2022	(4,687)

Net book value at March 31, 2020	1,930

Net book value at March 31, 2021	1,813

Net book value at March 31, 2022	1,600

The components of intangible assets are as follows:

	March 31,
	2021	2022
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	663	500
Land use right of factory land in Xinxing, Guangdong, PRC	1,150	1,100

Total	1,813	1,600

Amortization expense in relation to intangible assets was approximately $264,000, $269,000 and $285,000 for each of the fiscal years ended March 31, 2020, 2021 and 2022, respectively.

As of March 31, 2022, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending March 31,	$ in thousands

2023	290
2024	290
2025	219
2026	100
2027	100
Thereafter	601

Total	1,600